Annual Total Returns	12 Months Ended
Dec. 31, 2024
Astoria US Equal Weight Quality Kings ETF | Astoria US Equal Weight Quality Kings ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.24%